FINANCING RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Used automobile financing	$ 3,352	$ 432
Financing for installment sales	6,817	2,977
Other financing	4,945	174
Financing receivable, net	$ 15,114	$ 3,583